Segment Information (Capital Expenditures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total capital expenditures	$ 92.4	$ 126.3	$ 189.7
Other operating segments [Member]
Total capital expenditures	4.8	7.3	23.6
Corporate, Non-Segment [Member]
Total capital expenditures	15.2	21.4	69.0
Operating Segments [Member]
Total capital expenditures	72.4	97.6	97.1
Operating Segments [Member] | EMEA Segment [Member]
Total capital expenditures	17.2	16.9	18.5
Operating Segments [Member] | South Latin America Segment [Member]
Total capital expenditures	42.0	55.1	45.2
Operating Segments [Member] | North Latin America Segment [Member]
Total capital expenditures	9.7	22.3	26.8
Operating Segments [Member] | Asia Pacific Segment [Member]
Total capital expenditures	$ 3.5	$ 3.3	$ 6.6